FAIR VALUE (Details 3) (Recurring basis, Contingent consideration, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair value measurement of contingent consideration
Estimated contingent consideration payments, low end of range	$ 32
Estimated contingent consideration payments, high end of range	$ 4,045
Minimum
Fair value measurement of contingent consideration
Discount rate (as a percentage)	1.55%
Timing of cash flows	2 months 1 day
Maximum
Fair value measurement of contingent consideration
Discount rate (as a percentage)	11.70%
Timing of cash flows	2 years 2 months 1 day